Research and development expenses	12 Months Ended
Dec. 31, 2022
Research and development expenses
Research and development expenses

19.Research and development expenses

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Personnel expenses	$162,010	$160,464	$86,036
External research and development expenses	366,955	382,902	259,943
Materials and consumables	2,396	2,735	3,562
Depreciation and amortization	102,132	3,742	2,835
Other expenses	29,872	30,677	18,509
Total research and development expenses	$663,366	$580,520	$370,885